Impairment Losses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Abstract]
Summary of Impairment Losses
	2020	2019	2018
Intangible assets (note 12)	$1,567	$5,296	$142,609
Capital assets (note 10)	665	7,070	5,689
Right-of-use assets (note 11)	18,627	—	—
Option to purchase equipment	—	—	653
Investment in an associate (note 25)	—	—	1,182
Deferred revenue	—	—	(181)
	$20,859	$12,366	$149,952